Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2026 USD ($)	Feb. 01, 2025 USD ($)	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (“CAP”) and the Company’s financial performance.
The following table sets forth information on CAP to our PEO (principal executive officer) and (on average) to our other NEOs
(“non-PEO
NEOs”) during the specified years alongside total shareholder return (“TSR”) and net income metrics, as well as the Company-selected measure of Comparable Sales. The Company selected Comparable Sales as the most important financial metric in linking CAP to our NEOs and Company performance, as this metric was used in our STIP, as described under “CDA—Elements of NEO Compensation—Annual Bonus under the Short-Term Incentive Plan (STIP)” above.

							Based on $100 initial investment

Fiscal Year	Summary Compensation Table Total for PEO (J.K. Symancyk, CEO)	Summary Compensation Table Total for PEO (Virginia Drosos, Former CEO)	Compensation Actually Paid to PEO (J.K. Symancyk, CEO)	Compensation Actually Paid to PEO (Virginia Drosos, Former CEO)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid for non-PEO NEOs	Total Shareholder Return (1)	Peer Group Total Shareholder Return (1)	Net Income	Comparable Sales

2026	$12,016,187	$—	$17,550,147	$—	$3,197,494	$3,825,071	$235.63	$180.64	$294,400,000	1.30%

2025	$5,339,831	$10,274,255	$4,052,486	($2,924,679)	$4,234,018	$1,138,594	$148.88	$174.99	$61,200,000	(3.40%)

2024	$—	$9,043,869	$—	($420,343)	$2,140,241	$474,534	$248.46	$148.02	$810,400,000	(11.60%)

2023	$—	$11,029,154	$—	($7,857,982)	$2,449,760	($941,634)	$186.12	$128.71	$376,700,000	(6.10%)

2022	$—	$12,953,460	$—	$66,134,668	$3,265,792	$12,448,442	$206.82	$133.06	$769,900,000	48.0%

(1)
Peer group TSR reflects the Company’s peer group “S&P 500 Specialty Retail Index” as reflected in our Fiscal 2026 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
The amount for each year for Company and peer group TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if the $100 was invested on January 30, 2021.

NEOs included in the above compensation columns include the following:

Fiscal Year (1)	PEO	Non-PEO NEOs

2026	J.K. Symancyk	Joan M. Hilson, Julie Yoakum, Claudia Cividino, Karen Cho, Jamie L. Singleton

2025	J.K. Symancyk	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

2024	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

2023	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

2022	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

(1)	There were two CEOs in Fiscal 2025: Virginia C. Drosos and J.K. Symancyk who transitioned into the CEO role on November 4, 2024.

Reconciliation of Summary Compensation Table Totals to CAP Totals
The following table reconciles the Summary Compensation Table Total amounts to CAP for each of the CEO and the average of the non-PEO
NEOs.

	Fiscal Year	Summary Compensation Table Total		Value of Stock Awards in Summary Compensation Table Total		Value of Equity Compensation Included in CAP under SEC Rules		Compensation Actually Paid
CEO—J.K. Symancyk	2026	$12,016,187	-	$7,627,984	+	$13,161,944	=	$17,550,147
	2025	$5,339,831	-	$3,402,449	+	$2,115,103	=	$4,052,486
CEO—Virginia C. Drosos	2025	$10,274,255	-	$8,725,785	+	($4,473,149)	=	($2,924,679)
	2024	$9,043,869	-	$7,514,588	+	($1,949,624)	=	($420,343)
	2023	$11,029,154	-	$8,908,930	+	($9,978,206)	=	($7,857,982)
	2022	$12,953,460	-	$6,814,324	+	$59,995,532	=	$66,134,668
Average non-PEO NEOs	2026	$3,197,494	-	$1,606,107	+	$2,233,684	=	$3,825,071
	2025	$4,234,018	-	$3,370,445	+	$275,021	=	$1,138,594
	2024	$2,140,241	-	$1,328,566	+	($337,141)	=	$474,534
	2023	$2,449,760	-	$1,511,407	+	($1,879,987)	=	($941,634)
	2022	$3,265,792	-	$1,203,834	+	$10,386,485	=	$12,448,442
The table below provides the following components of the value of equity compensation included in CAP for the periods indicated, determined in accordance with SEC methodology for this disclosure:

◆	For awards granted during the applicable fiscal year (and which were still outstanding as of the end of such fiscal year), the fiscal year end value;

◆	For awards granted during prior years that were still outstanding as of the applicable fiscal year end, the change in value as of the applicable fiscal year end compared to the prior fiscal year end;

◆	For awards granted in prior fiscal years that vested during the applicable fiscal year, the change in value as of the vesting date compared to the value as of the prior fiscal year end; and

◆
For any awards that vested during the applicable fiscal year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date.

	Fiscal Year	Fiscal Year End Value of Current Year Awards Outstanding as of Fiscal Year End		Change in Value as of Fiscal Year-End for Prior Year Awards Outstanding as of Fiscal Year-End		Change in Value as of Vesting Date for Awards that Vested During the Fiscal Year		Accrued Dividends Paid for Awards that Vested During the Fiscal Year		Value of Equity for CAP Purposes
CEO—J.K. Symancyk	2026	$11,972,324	+	$817,532	+	$372,088	+	$—	=	$13,161,944

	2025	$2,115,103	+	$—	+	$—	+	$—	=	$2,115,103
CEO—Virginia C. Drosos	2025	$5,465,034	+	($9,867,387)	+	($70,795)	+	$—	=	($4,473,149)
	2024	($143,939)	+	($598,316)	+	($1,207,369)	+	$—	=	($1,949,624)
	2023	$546,793	+	($3,478,125)	+	($7,046,874)	+	$—	=	($9,978,206)

	2022	$11,043,563	+	$20,998,966	+	$27,857,495	+	$95,508	=	$59,995,532
Average non-PEO NEOs	2026	$2,370,966	+	($12,863)	+	($124,419)	+	$—	=	$2,233,684
	2025	$2,036,120	+	($1,707,212)	+	($53,886)	+	$—	=	$275,021
	2024	($25,448)	+	($102,403)	+	($209,289)	+	$—	=	($337,141)
	2023	$95,271	+	($584,807)	+	($1,390,450)	+	$—	=	($1,879,987)

	2022	$1,956,329	+	$5,549,224	+	$2,876,577	+	$4,355	=	$10,386,485

Fair value of equity awards granted in the applicable fiscal year based on the closing stock price on the last business day of such fiscal year. Change in fair value of equity awards was determined for RSU and RSA awards based on the closing stock price on the last business day of the applicable fiscal year or, in the case of the vesting dates, the actual stock price on the vesting date, in each case compared to values from the beginning of such fiscal year based on the closing stock price on the first business day of such fiscal year. For PSU awards, the same stock price methodology was utilized, and performance achievement was applied based on the probability of achievement as previously disclosed at the end of each fiscal year. For amounts based on fiscal year end stock prices, the following prices were used: Fiscal 2026 price of $92.27 (59.28%% change from the beginning of the year), Fiscal 2025 price of $59.23 ((39.75)% change from the beginning of the year), Fiscal 2024 price of $100.27 (31.6% change from the beginning of the year), Fiscal 2023 price of $76.00 ((11.8)% change from the beginning of the year), and Fiscal 2022 price of $85.44 (105.4% change from the beginning of the year).

Company Selected Measure Name	Comparable Sales
Named Executive Officers, Footnote

Fiscal Year (1)	PEO	Non-PEO NEOs

2026	J.K. Symancyk	Joan M. Hilson, Julie Yoakum, Claudia Cividino, Karen Cho, Jamie L. Singleton

2025	J.K. Symancyk	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

2024	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

2023	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

2022	Virginia C. Drosos	Joan M. Hilson, Jamie L. Singleton, Rebecca Wooters, Oded Edelman

Peer Group Issuers, Footnote	Peer group TSR reflects the Company’s peer group “S&P 500 Specialty Retail Index” as reflected in our Fiscal 2026 Annual Report on Form
10-K
pursuant to Item 201(e) of Regulation
S-K.
	The amount for each year for Company and peer group TSR reflects what the cumulative value of $100 would be, including reinvestment of dividends, if the $100 was invested on January 30, 2021.
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table Totals to CAP Totals
The following table reconciles the Summary Compensation Table Total amounts to CAP for each of the CEO and the average of the non-PEO
NEOs.

	Fiscal Year	Summary Compensation Table Total		Value of Stock Awards in Summary Compensation Table Total		Value of Equity Compensation Included in CAP under SEC Rules		Compensation Actually Paid
CEO—J.K. Symancyk	2026	$12,016,187	-	$7,627,984	+	$13,161,944	=	$17,550,147
	2025	$5,339,831	-	$3,402,449	+	$2,115,103	=	$4,052,486
CEO—Virginia C. Drosos	2025	$10,274,255	-	$8,725,785	+	($4,473,149)	=	($2,924,679)
	2024	$9,043,869	-	$7,514,588	+	($1,949,624)	=	($420,343)
	2023	$11,029,154	-	$8,908,930	+	($9,978,206)	=	($7,857,982)
	2022	$12,953,460	-	$6,814,324	+	$59,995,532	=	$66,134,668
Average non-PEO NEOs	2026	$3,197,494	-	$1,606,107	+	$2,233,684	=	$3,825,071
	2025	$4,234,018	-	$3,370,445	+	$275,021	=	$1,138,594
	2024	$2,140,241	-	$1,328,566	+	($337,141)	=	$474,534
	2023	$2,449,760	-	$1,511,407	+	($1,879,987)	=	($941,634)
	2022	$3,265,792	-	$1,203,834	+	$10,386,485	=	$12,448,442
The table below provides the following components of the value of equity compensation included in CAP for the periods indicated, determined in accordance with SEC methodology for this disclosure:

◆	For awards granted during the applicable fiscal year (and which were still outstanding as of the end of such fiscal year), the fiscal year end value;

◆	For awards granted during prior years that were still outstanding as of the applicable fiscal year end, the change in value as of the applicable fiscal year end compared to the prior fiscal year end;

◆	For awards granted in prior fiscal years that vested during the applicable fiscal year, the change in value as of the vesting date compared to the value as of the prior fiscal year end; and

◆
For any awards that vested during the applicable fiscal year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date.

	Fiscal Year	Fiscal Year End Value of Current Year Awards Outstanding as of Fiscal Year End		Change in Value as of Fiscal Year-End for Prior Year Awards Outstanding as of Fiscal Year-End		Change in Value as of Vesting Date for Awards that Vested During the Fiscal Year		Accrued Dividends Paid for Awards that Vested During the Fiscal Year		Value of Equity for CAP Purposes
CEO—J.K. Symancyk	2026	$11,972,324	+	$817,532	+	$372,088	+	$—	=	$13,161,944

	2025	$2,115,103	+	$—	+	$—	+	$—	=	$2,115,103
CEO—Virginia C. Drosos	2025	$5,465,034	+	($9,867,387)	+	($70,795)	+	$—	=	($4,473,149)
	2024	($143,939)	+	($598,316)	+	($1,207,369)	+	$—	=	($1,949,624)
	2023	$546,793	+	($3,478,125)	+	($7,046,874)	+	$—	=	($9,978,206)

	2022	$11,043,563	+	$20,998,966	+	$27,857,495	+	$95,508	=	$59,995,532
Average non-PEO NEOs	2026	$2,370,966	+	($12,863)	+	($124,419)	+	$—	=	$2,233,684
	2025	$2,036,120	+	($1,707,212)	+	($53,886)	+	$—	=	$275,021
	2024	($25,448)	+	($102,403)	+	($209,289)	+	$—	=	($337,141)
	2023	$95,271	+	($584,807)	+	($1,390,450)	+	$—	=	($1,879,987)

	2022	$1,956,329	+	$5,549,224	+	$2,876,577	+	$4,355	=	$10,386,485

Non-PEO NEO Average Total Compensation Amount	$ 3,197,494	$ 4,234,018	$ 2,140,241	$ 2,449,760	$ 3,265,792
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,825,071	1,138,594	474,534	(941,634)	12,448,442
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table Totals to CAP Totals
The following table reconciles the Summary Compensation Table Total amounts to CAP for each of the CEO and the average of the non-PEO
NEOs.

	Fiscal Year	Summary Compensation Table Total		Value of Stock Awards in Summary Compensation Table Total		Value of Equity Compensation Included in CAP under SEC Rules		Compensation Actually Paid
CEO—J.K. Symancyk	2026	$12,016,187	-	$7,627,984	+	$13,161,944	=	$17,550,147
	2025	$5,339,831	-	$3,402,449	+	$2,115,103	=	$4,052,486
CEO—Virginia C. Drosos	2025	$10,274,255	-	$8,725,785	+	($4,473,149)	=	($2,924,679)
	2024	$9,043,869	-	$7,514,588	+	($1,949,624)	=	($420,343)
	2023	$11,029,154	-	$8,908,930	+	($9,978,206)	=	($7,857,982)
	2022	$12,953,460	-	$6,814,324	+	$59,995,532	=	$66,134,668
Average non-PEO NEOs	2026	$3,197,494	-	$1,606,107	+	$2,233,684	=	$3,825,071
	2025	$4,234,018	-	$3,370,445	+	$275,021	=	$1,138,594
	2024	$2,140,241	-	$1,328,566	+	($337,141)	=	$474,534
	2023	$2,449,760	-	$1,511,407	+	($1,879,987)	=	($941,634)
	2022	$3,265,792	-	$1,203,834	+	$10,386,485	=	$12,448,442
The table below provides the following components of the value of equity compensation included in CAP for the periods indicated, determined in accordance with SEC methodology for this disclosure:

◆	For awards granted during the applicable fiscal year (and which were still outstanding as of the end of such fiscal year), the fiscal year end value;

◆	For awards granted during prior years that were still outstanding as of the applicable fiscal year end, the change in value as of the applicable fiscal year end compared to the prior fiscal year end;

◆	For awards granted in prior fiscal years that vested during the applicable fiscal year, the change in value as of the vesting date compared to the value as of the prior fiscal year end; and

◆
For any awards that vested during the applicable fiscal year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date.

	Fiscal Year	Fiscal Year End Value of Current Year Awards Outstanding as of Fiscal Year End		Change in Value as of Fiscal Year-End for Prior Year Awards Outstanding as of Fiscal Year-End		Change in Value as of Vesting Date for Awards that Vested During the Fiscal Year		Accrued Dividends Paid for Awards that Vested During the Fiscal Year		Value of Equity for CAP Purposes
CEO—J.K. Symancyk	2026	$11,972,324	+	$817,532	+	$372,088	+	$—	=	$13,161,944

	2025	$2,115,103	+	$—	+	$—	+	$—	=	$2,115,103
CEO—Virginia C. Drosos	2025	$5,465,034	+	($9,867,387)	+	($70,795)	+	$—	=	($4,473,149)
	2024	($143,939)	+	($598,316)	+	($1,207,369)	+	$—	=	($1,949,624)
	2023	$546,793	+	($3,478,125)	+	($7,046,874)	+	$—	=	($9,978,206)

	2022	$11,043,563	+	$20,998,966	+	$27,857,495	+	$95,508	=	$59,995,532
Average non-PEO NEOs	2026	$2,370,966	+	($12,863)	+	($124,419)	+	$—	=	$2,233,684
	2025	$2,036,120	+	($1,707,212)	+	($53,886)	+	$—	=	$275,021
	2024	($25,448)	+	($102,403)	+	($209,289)	+	$—	=	($337,141)
	2023	$95,271	+	($584,807)	+	($1,390,450)	+	$—	=	($1,879,987)

	2022	$1,956,329	+	$5,549,224	+	$2,876,577	+	$4,355	=	$10,386,485

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures Linking CAP During Fiscal 2026 to Company Performance
The following table discloses the most important measures used by the Company to link CAP to our NEOs to Fiscal 2026 performance. For further information regarding these performance metrics and their function in our executive compensation program, see the CDA section above.

Most Important Measures
Comparable Sales	Adjusted Operating Income	Free Cash Flow	Revenue	Adjusted Operating Margin

Total Shareholder Return Amount	$ 235.63	148.88	248.46	186.12	206.82
Peer Group Total Shareholder Return Amount	180.64	174.99	148.02	128.71	133.06
Net Income (Loss)	$ 294,400,000	$ 61,200,000	$ 810,400,000	$ 376,700,000	$ 769,900,000
Company Selected Measure Amount	0.013	(0.034)	(0.116)	(0.061)	0.48
Measure:: 1
Pay vs Performance Disclosure
Name	Comparable Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Operating Margin
Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,233,684
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,370,966
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,863)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,419)
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
J.K. Symancyk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,016,187	$ 5,339,831	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 17,550,147	$ 4,052,486	0	0	0
PEO Name	J.K. Symancyk	J.K. Symancyk
Virginia C. Drosos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 10,274,255	9,043,869	11,029,154	12,953,460
PEO Actually Paid Compensation Amount	0	(2,924,679)	$ (420,343)	(7,857,982)	66,134,668
PEO Name			Virginia C. Drosos
PEO | J.K. Symancyk [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,627,984)	(3,402,449)
PEO | J.K. Symancyk [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,161,944	2,115,103
PEO | J.K. Symancyk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,972,324	2,115,103
PEO | J.K. Symancyk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	817,532	0
PEO | J.K. Symancyk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	372,088	0
PEO | J.K. Symancyk [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Virginia C. Drosos [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,725,785)	$ (7,514,588)	(8,908,930)	(6,814,324)
PEO | Virginia C. Drosos [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,473,149)	(1,949,624)	(9,978,206)	59,995,532
PEO | Virginia C. Drosos [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,465,034	(143,939)	546,793	11,043,563
PEO | Virginia C. Drosos [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,867,387)	(598,316)	(3,478,125)	20,998,966
PEO | Virginia C. Drosos [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,795)	(1,207,369)	(7,046,874)	27,857,495
PEO | Virginia C. Drosos [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	95,508
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,606,107)	(3,370,445)	(1,328,566)	(1,511,407)	(1,203,834)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,233,684	275,021	(337,141)	(1,879,987)	10,386,485
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,036,120	(25,448)	95,271	1,956,329
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,707,212)	(102,403)	(584,807)	5,549,224
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(53,886)	(209,289)	(1,390,450)	2,876,577
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0	$ 4,355